Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE	$ 148,492	$ 84,919
COST OF GOODS SOLD	124,836	71,209
GROSS PROFIT	23,656	13,710
OPERATING EXPENSES	32,541	7,454
(LOSS) INCOME FROM OPERATIONS	(8,885)	6,256
Interest expense	(735)	(494)
Other income	38,066
INCOME BEFORE PROVISION FOR INCOME TAXES	28,446	5,762
INCOME TAX BENEFIT (EXPENSE)	40,278	(154)
NET INCOME	68,724	5,608
LESS: INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	1,475	1,082
NET INCOME ATTRIBUTABLE TO TATTOOED CHEF, INC.	$ 67,249	$ 4,526
NET INCOME PER SHARE
Basic (in Dollars per share)	$ 1.85	$ 0.16
Diluted (in Dollars per share)	$ 1.69	$ 0.16
WEIGHTED AVERAGE COMMON SHARES
Basic (in Shares)	36,313,821	28,324,038
Diluted (in Shares)	39,903,147	28,324,038
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Foreign currency translation adjustments	$ 777	$ (174)
Total other comprehensive income (loss), net of tax	777	(174)
Comprehensive income	69,501	5,434
Less: comprehensive income attributable to the noncontrolling interest	1,559	1,089
Comprehensive income attributable to Tattooed Chef, Inc. stockholders	$ 67,942	$ 4,345